UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Reports to Stockholders.

March 31, 2013

ANNUAL REPORT

SEI Asset Allocation Trust

† Defensive Strategy Fund

† Defensive Strategy Allocation Fund

† Conservative Strategy Fund

† Conservative Strategy Allocation Fund

† Moderate Strategy Fund

† Moderate Strategy Allocation Fund

† Aggressive Strategy Fund

† Tax-Managed Aggressive Strategy Fund

† Core Market Strategy Fund

† Core Market Strategy Allocation Fund

† Market Growth Strategy Fund

† Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Defensive Strategy Fund

I. Objective

The Defensive Strategy Fund (the ‘‘Fund’’) seeks to manage the risk of loss while providing current income and the opportunity for limited capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are pumping their respective economies with cash to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Defensive Strategy Fund, Class A, underperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’), returning 3.63% versus the Index return of 3.77%.

V. Fund Attribution

The Fund’s performance was muted by its second-largest position, the SLAT Prime Obligation Fund, which returned 0.01%. One of the Fund’s largest components, the SDIT Short Duration Government Fund, returned 0.98%. The SIMT Real Return Fund gained 1.28%. Other fixed-income components included the SIMT U.S. Fixed Income Fund, returning 4.83%, and the SIMT High Yield Bond Fund, returning 13.17%.

Allocations to equity-focused products enhanced the Fund’s performance. The SIMT Global Managed Volatility Fund gained 20.94%, and the SIMT U.S. Managed Volatility Fund advanced 19.48%.

Three new SEI Multi-Asset Funds were added to the Fund this year; the SIMT Multi-Asset Capital Stability Fund, SIMT Multi-Asset Income Fund, and SIMT Multi-Asset Inflation Managed Fund. From their inception on April 10, 2012 through March 31, 2013, they returned 1.97%, 14.06% and -0.38%, respectively. (All three Funds were added to the Defensive Strategy Fund on April 9, 2012.)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Defensive Strategy Fund, Class A	3.63%	3.25%	2.11%	2.63%
Defensive Strategy Fund, Class I	3.28%	2.71%	1.71%	2.39%
Barclays Capital U.S. Aggregate Bond Index**	3.77%	5.52%	5.47%	5.23%

SEI Asset Allocation Trust / Annual Report / March 31, 2013	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Defensive Strategy Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

2	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Defensive Strategy Allocation Fund

I. Objective

The Defensive Strategy Allocation Fund (the ‘‘Fund’’) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are pumping their respective economies with cash to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Defensive Strategy Allocation Fund, Class A, outperformed the S&P 500 Index (the ‘‘Index’’), returning 15.23% versus the Index return of 13.96%.

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT U.S. Managed Volatility Fund, which returned 19.48%. The SIMT Real Estate Fund also posted a solid return for the year of 11.25%. The SIMT High Yield Bond Fund registered a 13.17% gain.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Defensive Strategy Allocation Fund, Class A	15.23%	13.95%	8.30%	7.08%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Conservative Strategy Fund

I. Objective

The Conservative Strategy Fund (the ‘‘Fund’’) seeks to manage the risk of loss while providing the opportunity for modest capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among underlying SEI Funds in accordance with its investment objective. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are pumping their respective economies with cash to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Conservative Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’), returning 6.49% versus the Index return of 3.77%.

V. Fund Attribution

The Fund’s return was muted by allocations to the SDIT Ultra Short Duration Bond Fund and SIMT Real Return Fund, which advanced 1.81% and 1.28%, respectively. The Fund benefitted from positions in the SIMT High Yield Bond Fund, which recorded a 13.17% return, the SIMT U.S. Fixed Income Fund, which advanced 4.83%, and the SIMT Enhanced Income Fund, which returned 4.11%.

Among the equity components, the SIMT U.S. Managed Volatility Fund advanced 19.48% and the SIMT Global Managed Volatility Fund returned 20.94%.

Three new SEI Multi-Asset Funds were added to the Fund this year; the SIMT Multi-Asset Capital Stability fund, SIMT Multi-Asset Income Fund, and SIMT Multi-Asset Inflation Managed Fund. From their inception on April 9, 2012 through March 31, 2013, they returned 1.97%, 14.06% and -0.38%, respectively. (All three Funds were added to the Conservative Strategy Fund on April 9, 2012.)

4	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Conservative Strategy Fund, Class A	6.49%	5.49%	2.68%	3.61%
Conservative Strategy Fund, Class D	5.48%	4.39%	1.54%	2.40%
Conservative Strategy Fund, Class I	6.31%	5.21%	2.42%	3.56%
Barclays Capital U.S. Aggregate Bond Index**	3.77%	5.52%	5.47%	5.23%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Conservative Strategy Allocation Fund

I. Objective

The Conservative Strategy Allocation Fund (the ‘‘Fund’’) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2012, the Conservative Strategy Allocation Fund, Class A, outperformed the S&P 500 Index (the ‘‘Index’’), returning 15.47% versus the Index return of 13.96%.

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT U.S. Managed Volatility Fund, which returned 19.48%. The SIMT Real Estate Fund also posted a solid return for the year of 11.25%. The SIMT High Yield Bond Fund registered a 13.17% gain.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Conservative Strategy Allocation Fund, Class A	15.47%	14.28%	8.48%	7.79%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

6	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Moderate Strategy Fund

I. Objective

The Moderate Strategy Fund (the ‘‘Fund’’) seeks to provide capital appreciation while managing the risk of loss.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Moderate Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’), returning 9.16% versus the Index return of 3.77%.

V. Fund Attribution

The Fund’s return was muted by allocations to the SDIT Ultra Short Duration Bond Fund and SIMT Real Return Fund, which advanced 1.81% and 1.28%, respectively. The Fund benefitted from positions in the SIMT High Yield Bond Fund, which recorded a 13.17% return, the SIMT U.S. Fixed Income Fund, which advanced 4.83% and the SIMT Enhanced Income Fund, which returned 4.11%.

The Fund’s returns were boosted by allocations to equity components over the year; the SIMT U.S. Managed Volatility Fund advanced 19.48%, the SIMT Global Managed Volatility Fund advanced 20.94% and the SIMT Large Cap Fund gained 13.01%.

Three new SEI Multi-Asset Funds were added to the Fund this year; the SIMT Multi-Asset Capital Stability fund, SIMT Multi-Asset Accumulation Fund, and SIMT Multi-Asset Inflation Managed Fund. From their inception on April 9, 2012 through March 31, 2013, they returned 1.97%, 12.08% and -0.38%, respectively. (All three Funds were added to the Moderate Strategy Fund on April 9, 2012.)

Beginning in January 2013, one-month currency forwards have been utilized to hedge against potential portfolio volatility arising from exposure to the euro. Through March 31, 2013, this positioning has had a positive contribution to Fund returns.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Moderate Strategy Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Moderate Strategy Fund, Class A	9.16%	7.85%	4.04%	5.09%
Moderate Strategy Fund, Class D	8.17%	6.76%	2.87%	3.86%
Moderate Strategy Fund, Class I	8.89%	7.59%	3.77%	5.11%
Barclays Capital U.S. Aggregate Bond Index**	3.77%	5.52%	5.47%	5.23%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

****	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

8	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Moderate Strategy Allocation Fund

I. Objective

The Moderate Strategy Allocation Fund (the ‘‘Fund’’) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Moderate Strategy Allocation Fund, Class A, outperformed the S&P 500 Index (the ‘‘Index’’), returning 15.58% versus the Index return of 13.96%.

V. Fund Attribution

Performance was positive across the board for the Fund. The SIMT Real Estate Fund returned 11.25%, and the SIMT High Yield Bond Fund returned 13.17%. The SIMT U.S. Managed Volatility Fund registered a 19.48% gain. The SIMT Tax-Managed Large Cap Fund gained 13.39%, while the SIT International Equity Fund posted a return of 8.64%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Moderate Strategy Allocation Fund, Class A	15.58%	13.30%	6.82%	7.05%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Aggressive Strategy Fund

I. Objective

The Aggressive Strategy Fund (the ‘‘Fund’’) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Aggressive Strategy Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’), returning 11.17% versus the Index return of 13.96%.

V. Fund Attribution

For the fiscal year ended March 31, 2013, the Fund’s largest component, the SIMT Large Cap Fund, returned 13.01%, while the SIMT Small Cap Fund appreciated 13.06%. The Fund’s developed-market-international exposure, represented by the SIT International Equity Fund, returned 8.64%. The SIT Emerging Markets Debt Fund advanced 9.92%, and the SIT Emerging Market Equity Fund returned 2.25%.

The SEI Multi-Asset Accumulation was added to the Fund. From its inception on April 9, 2012 through March 31, 2013, it returned 12.08%. (The Accumulation Fund was added to the Aggressive Strategy Fund on April 9, 2012.)

Beginning in August 2012, one-month currency forwards have been utilized to hedge against potential portfolio volatility arising from exposure to the euro. Through March 31, 2013, this positioning has had no material effect on Fund performance.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Aggressive Strategy Fund, Class A	11.17%	9.81%	3.59%	5.83%
Aggressive Strategy Fund, Class D	10.34%	8.66%	2.41%	4.59%
Aggressive Strategy Fund, Class I	10.97%	9.54%	3.33%	5.47%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

10	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Tax-Managed Aggressive Strategy Fund

I. Objective

The Tax-Managed Aggressive Strategy Fund (the ‘‘Fund’’) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Tax-Managed Aggressive Strategy Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’), returning 12.32% versus the Index return of 13.96%.

V. Fund Attribution

For the fiscal year ended March 31, 2013, the Fund’s largest component, the SIMT Tax Managed Large Cap Fund, gained 13.39%, while the SIMT Tax Managed Small Cap Fund returned 13.84%.

The Fund’s exposure to the SIMT High Yield Bond Fund returned 13.17%. The Fund’s developed-market-international exposure, represented by the SIT International Equity Fund, returned 8.64%. The SIT Emerging Markets Debt Fund advanced 9.92% and the SIT Emerging Market Equity Fund returned 2.25%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Tax-Managed Aggressive Strategy Fund, Class A	12.32%	10.44%	4.36%	6.32%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

12	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Core Market Strategy Fund

I. Objective

The Core Market Strategy Fund (the ‘‘Fund’’) seeks to provide capital appreciation while maintaining broad equity and fixed-income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2012, the Core Market Strategy Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the ‘‘Index’’), returning 8.88% versus the Index return of 3.77%.

V. Fund Attribution

For the fiscal year ended March 31, 2013, the Fund’s largest component, the SIMT U.S. Fixed Income Fund, gained 4.83%. The SIMT High Yield Bond Fund advanced 13.17%. The Fund’s largest equity component, the SIMT Large Cap Fund, returned 13.01%, while the SIMT Small Cap Fund returned 13.06%. The Fund’s developed-market-international exposure, represented by the SIT International Equity Fund, returned 8.64%. The SIT Emerging Markets Debt Fund advanced 9.92%, and the SIT Emerging Market Equity Fund returned 2.25%.

Two new SEI Multi-Asset Funds were added to the Fund this year; the SIMT Multi-Asset Accumulation Fund and the SIMT Multi-Asset Inflation Managed Fund. From their inception on April 9, 2012 through March 31, 2013, they returned 12.08% and -0.38%, respectively. (Both Funds were added to the Core Market Strategy Fund on April 9, 2012.)

Beginning in August 2012, one-month currency forwards have been utilized to hedge against potential portfolio volatility arising from exposure to the euro. Through March 31, 2013, this positioning has had no material effect on Fund performance.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Core Market Strategy Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Core Market Strategy Fund, Class A	8.88%	8.84%	5.06%	5.55%
Core Market Strategy Fund, Class I	8.63%	8.75%	5.14%	5.82%
Barclays Capital U.S. Aggregate Bond Index**	3.77%	5.52%	5.47%	5.23%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

14	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Core Market Strategy Allocation Fund

I. Objective

The Core Market Strategy Allocation Fund (the ‘‘Fund’’) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Core Market Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’), returning 12.21% versus the Index return of 13.96%.

V. Fund Attribution

For the fiscal year ended March 31, 2013, the Fund’s largest component, the SIMT Tax Managed Large Cap Fund, gained 13.39%, while the SIMT Tax Managed Small Cap Fund rose 13.84%. The Fund’s allocation to the SIMT High Yield Bond Fund returned 13.17%. The Fund’s developed-market-international exposure, represented by the SIT International Equity Fund, returned 8.64%. The SIT Emerging Markets Debt Fund advanced 9.92%, and the SIT Emerging Market Equity Fund returned 2.25%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Core Market Strategy Allocation Fund, Class A	12.21%	10.39%	3.93%	5.47%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Market Growth Strategy Fund

I. Objective

The Market Growth Strategy Fund (the ‘‘Fund’’) seeks to provide capital appreciation while maintaining broad equity and fixed-income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Market Growth Strategy Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’), returning 9.36% versus the Index return of 13.96%.

V. Fund Attribution

For the fiscal year ended March 31, 2013, the Fund’s largest equity component, the SIMT Large Cap Fund, returned 13.01%, while the SIMT Small Cap Fund returned 13.06%. The Fund’s developed-market-international exposure, represented by the SIT International Equity Fund, returned 8.64%. The SIT Emerging Markets Debt Fund advanced 9.92%, and the SIT Emerging Market Equity Fund returned 2.25%. The Fund’s second-largest component, the SIMT U.S. Fixed Income Fund, gained 4.83%. The SIMT High Yield Bond Fund returned 13.17%.

Two new SEI Multi-Asset Funds were added to the Fund this year; the SIMT Multi-Asset Accumulation Fund and the SIMT Multi-Asset Inflation Managed Fund. From their inception on April 9, 2012 through March 31, 2013, they returned 12.08% and -0.38%, respectively. (Both Funds were added to the Market Growth Strategy Fund on April 9, 2012.)

Beginning in August 2012, one-month currency forwards have been utilized to hedge against potential portfolio volatility arising from exposure to the euro. Through March 31, 2013, this positioning has had no material effect on Fund performance.

16	SEI Asset Allocation Trust / Annual Report / March 31, 2013

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Market Growth Strategy Fund, Class A	9.36%	9.15%	4.31%	5.57%
Market Growth Strategy Fund, Class D	8.44%	8.02%	3.15%	4.33%
Market Growth Strategy Fund, Class I	9.06%	8.85%	4.05%	5.29%
S&P 500 Index*	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2013 (Unaudited)

Market Growth Strategy Allocation Fund

I. Objective

The Market Growth Strategy Allocation Fund (the ‘‘Fund’’) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), which manages the Fund’s assets in a way that it believes will achieve the Fund’s investment objective. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain underlying SEI Funds. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the underlying SEI Funds when it deems it appropriate. The underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

III. Market Commentary

Investors have managed to remain resilient in the face of adversity, as equity markets have stayed consistently buoyant through a firestorm of negative headlines and political uncertainty. In November, after President Barack Obama was reelected, public focus immediately shifted to the impending fiscal cliff and sequester negotiations. Once those were settled, investors turned their attention to the ongoing stream of mixed economic data coming out of the U.S. and Europe. The consistently improving U.S. real-estate market finally gave investors something to cheer about, although problems in the eurozone continued.

After causing much turmoil in the European markets, the Cypriot government agreed to a restructuring of the nation’s banks in order to qualify for a €10 billion bailout from the European Union and International Monetary Fund. To add insult to injury, fourth quarter eurozone economic data showed that the European recession had continued to worsen; gross domestic product growth had its worst performance in nearly three years.

We maintain a positive outlook on the U.S. versus the rest of the world and believe stocks should outperform bonds in both the short and long term. The developed world’s major central banks are currently pumping their respective economies with cash in an attempt to suppress interest rates and boost inflation and economic growth for the foreseeable future.

IV. Return vs. Benchmark

For the fiscal year ended March 31, 2013, the Market Growth Strategy Allocation Fund, Class A, underperformed the S&P 500 Index (the ‘‘Index’’), returning 12.19% versus the Index return of 13.96%.

V. Fund Attribution

For the fiscal year ended March 31, 2013, the Fund’s largest component, the SIMT Tax Managed Large Cap Fund, gained 13.39%, while the SIMT Tax Managed Small/Mid Cap Fund rose 13.84%. The SIMT High Yield Bond Fund returned 13.17%. The Fund’s developed-market-international exposure, represented by the SIT International Equity Fund, returned 8.64%. The SIT Emerging Markets Debt Fund advanced 9.92% while the SIT Emerging Market Equity Fund returned 2.25%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Market Growth Strategy Allocation Fund, Class A	12.19%	10.47%	4.38%	5.90%
S&P 500 Index	13.96%	12.67%	5.81%	6.53%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A , versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2013. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

18	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 49.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	576,174	$6,119
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	816,379	7,649
SEI Institutional Managed Trust High Yield Bond Fund, Class A	260,993	2,049
SEI Institutional Managed Trust Real Return Fund, Class A	488,583	5,096
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	390,020	4,079

Total Fixed Income Funds (Cost $24,352) ($ Thousands)		24,992

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,007,098	10,192
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	234,958	2,549
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	257,109	2,535

Total Multi-Asset Funds (Cost $15,070) ($ Thousands)		15,276

Equity Funds — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	139,998	1,539
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	99,725	1,540

Total Equity Funds (Cost $2,242) ($ Thousands)		3,079

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 15.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,672,550	$7,673

Total Money Market Fund (Cost $7,673) ($ Thousands)		7,673

Total Investments — 100.2% (Cost $49,337) ($ Thousands)		$51,020

Percentages are based on Net Assets of $50,942 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	19

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 60.1%
SEI Institutional Managed Trust Real Estate Fund, Class A	133,245	$2,139
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	278,140	4,294

Total Equity Funds (Cost $4,104) ($ Thousands)		6,433

Fixed Income Fund — 39.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	542,560	4,259

Total Fixed Income Fund (Cost $3,779) ($ Thousands)		4,259

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	24,291	24

Total Money Market Fund (Cost $24) ($ Thousands)		24

Total Investments — 100.1% (Cost $7,907) ($ Thousands)		$10,716

Percentages are based on Net Assets of $10,711 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 48.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	243,366	$2,584
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	1,931,016	18,094
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,359,419	10,331
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,157,551	9,087
SEI Institutional Managed Trust Real Return Fund, Class A	866,744	9,040
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,235,538	12,924

Total Fixed Income Funds (Cost $60,009) ($ Thousands)		62,060

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,914,202	19,372
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	833,629	9,045
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,042,529	10,279

Total Multi-Asset Funds (Cost $37,913) ($ Thousands)		38,696

Equity Funds — 17.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,064,393	11,698
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	673,960	10,406

Total Equity Funds (Cost $15,453) ($ Thousands)		22,104

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 4.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,310,929	$6,311

Total Money Market Fund (Cost $6,311) ($ Thousands)		6,311

Total Investments — 100.1% (Cost $119,686) ($ Thousands)		$129,171

Percentages are based on Net Assets of $129,139 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	21

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	506,650	$8,132
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,081,642	16,700

Total Equity Funds (Cost $16,255) ($ Thousands)		24,832

Fixed Income Fund — 32.7%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,544,986	12,128

Total Fixed Income Fund (Cost $9,201) ($ Thousands)		12,128

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	27,836	28

Total Money Market Fund (Cost $28) ($ Thousands)		28

Total Investments — 99.7% (Cost $25,484) ($ Thousands)		$36,988

Percentages are based on Net Assets of $37,104 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 40.7%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,431,071	$22,779
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,038,745	11,769
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,545,829	11,748
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,384,719	26,570
SEI Institutional Managed Trust Real Return Fund, Class A	1,689,593	17,622
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,809,929	29,392

Total Fixed Income Funds (Cost $113,854) ($ Thousands)		119,880

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,711,973	29,344
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,902,248	29,371
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	2,963,752	29,223

Total Multi-Asset Funds (Cost $85,805) ($ Thousands)		87,938

Equity Funds — 29.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	4,034,436	44,338
SEI Institutional Managed Trust Large Cap Fund, Class A	924,326	11,804
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,915,906	29,582

Total Equity Funds (Cost $62,738) ($ Thousands)		85,724

Description	Shares	Market Value ($ Thousands)

Money Market Fund (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	1,107,416	$1,107

Total Money Market Fund (Cost $1,107) ($ Thousands)		1,107

Total Investments — 100.1% (Cost $263,504) ($ Thousands)		$294,649

Percentages are based on Net Assets of $294,551 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
4/30/13	Brown Brothers Harriman	EUR 4,553	USD 5,815	$(22)

For the year ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$294,649	$—	$—	$294,649

Total Investments in Securities	$294,649	$—	$—	$294,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(22)	$—	$(22)

Total Other Financial Instruments	$—	$(22)	$—	$(22)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	23

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

Equity Funds — 82.6%
SEI Institutional International Trust International Equity Fund, Class A	714,400	$6,294
SEI Institutional Managed Trust Real Estate Fund, Class A	391,590	6,285
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	818,478	12,588
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,088,983	32,254

Total Equity Funds (Cost $38,925) ($ Thousands)		57,421

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,582,132	12,420

Total Fixed Income Fund (Cost $11,647) ($ Thousands)		12,420

Total Investments — 100.5% (Cost $50,572) ($ Thousands)		$69,841

Percentages are based on Net Assets of $69,465 ($ Thousands).

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with
ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 66.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,681,283	$18,175
SEI Institutional International Trust International Equity Fund, Class A	5,510,815	48,550
SEI Institutional Managed Trust Large Cap Fund, Class A	9,031,185	115,328
SEI Institutional Managed Trust Small Cap Fund, Class A	1,578,753	18,156

Total Equity Funds (Cost $162,335) ($ Thousands)		200,209

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	5,578,320	60,357

Total Multi-Asset Fund (Cost $55,844) ($ Thousands)		60,357

Fixed Income Funds — 13.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,869,557	21,182
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,610,848	20,495

Total Fixed Income Funds (Cost $31,476) ($ Thousands)		41,677

Money Market Fund (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	182,577	183

Total Money Market Fund (Cost $183) ($ Thousands)		183

Total Investments — 100.0% (Cost $249,838) ($ Thousands)		$302,426

Percentages are based on Net Assets of $302,553 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/13	Brown Brothers Harriman	EUR	11,675	USD	14,910	$(56)

For the year ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$302,426	$—	$—	$302,426

Total Investments in Securities	$302,426	$—	$—	$302,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(56)	$—	$(56)

Total Other Financial Instruments	$—	$(56)	$—	$(56)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	25

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	81,554	$881
SEI Institutional International Trust International Equity Fund, Class A	801,938	7,065
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,607,845	24,729
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	408,363	6,174

Total Equity Funds (Cost $22,066) ($ Thousands)		38,849

Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	155,463	1,762
SEI Institutional Managed Trust High Yield Bond Fund, Class A	436,208	3,424

Total Fixed Income Funds (Cost $3,952) ($ Thousands)		5,186

Money Market Fund (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	116,933	117

Total Money Market Fund (Cost $117) ($ Thousands)		117

Total Investments — 100.0% (Cost $26,135) ($ Thousands)		$44,152

Percentages are based on Net Assets of $44,131 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 37.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	522,524	$5,920
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,261,146	9,900
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,049,524	21,438

Total Fixed Income Funds (Cost $34,904) ($ Thousands)		37,258

Equity Funds — 32.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	274,110	2,963
SEI Institutional International Trust International Equity Fund, Class A	898,459	7,915
SEI Institutional Managed Trust Large Cap Fund, Class A	1,394,909	17,813
SEI Institutional Managed Trust Small Cap Fund, Class A	257,394	2,960

Total Equity Funds (Cost $25,997) ($ Thousands)		31,651

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	1,818,947	19,681
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	993,903	9,800

Total Multi-Asset Funds (Cost $28,184) ($ Thousands)		29,481

Money Market Fund (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	264,744	265

Total Money Market Fund (Cost $265) ($ Thousands)		265

Total Investments — 100.1% (Cost $89,350) ($ Thousands)		$98,655

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
4/30/13	Brown Brothers Harriman	EUR	2,300	USD	2,937	$(11)

For the year ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $98,638 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$98,655	$—	$—	$98,655

Total Investments in Securities	$98,655	$—	$—	$98,655

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(11)	$—	$(11)

Total Other Financial Instruments	$—	$(11)	$—	$(11)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	27

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	35,229	$381
SEI Institutional International Trust International Equity Fund, Class A	346,415	3,052
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	694,545	10,682
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	176,402	2,667

Total Equity Funds (Cost $10,212) ($ Thousands)		16,782

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	67,155	761
SEI Institutional Managed Trust High Yield Bond Fund, Class A	188,430	1,479

Total Fixed Income Funds (Cost $1,750) ($ Thousands)		2,240

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	47,151	47

Total Money Market Fund (Cost $47) ($ Thousands)		47

Total Investments — 100.2% (Cost $12,009) ($ Thousands)		$19,069

Percentages are based on Net Assets of $19,034 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with
ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,403,134	$15,168
SEI Institutional International Trust International Equity Fund, Class A	4,742,832	41,784
SEI Institutional Managed Trust Large Cap Fund, Class A	7,437,899	94,982
SEI Institutional Managed Trust Small Cap Fund, Class A	1,317,566	15,152

Total Equity Funds (Cost $134,120) ($ Thousands)		167,086

Multi-Asset Funds — 29.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	6,983,186	75,558
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	3,815,708	37,623

Total Multi-Asset Funds (Cost $107,936) ($ Thousands)		113,181

Fixed Income Funds — 25.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,340,391	26,517
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,389,412	26,607
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,250,830	44,464

Total Fixed Income Funds (Cost $86,401) ($ Thousands)		97,588

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	721,160	721

Total Money Market Fund (Cost $721) ($ Thousands)		721

Total Investments — 99.7% (Cost $329,178) ($ Thousands)		$378,576

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
4/30/13	Brown Brothers Harriman	EUR 11,736	USD 14,988	$(57)

For the year ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $379,451 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$378,576	$—	$—	$378,576

Total Investments in Securities	$378,576	$—	$—	$378,576

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(57)	$—	$(57)

Total Other Financial Instruments	$—	$(57)	$—	$(57)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	29

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund

March 31, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	181,617	$1,962
SEI Institutional International Trust International Equity Fund, Class A	1,785,880	15,734
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,580,600	55,070
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	909,407	13,750

Total Equity Funds (Cost $51,734) ($ Thousands)		86,516

Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	346,208	3,923
SEI Institutional Managed Trust High Yield Bond Fund, Class A	971,416	7,626

Total Fixed Income Funds (Cost $9,014) ($ Thousands)		11,549

Money Market Fund (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	215,480	215

Total Money Market Fund (Cost $215) ($ Thousands)		215

Total Investments — 99.9% (Cost $60,963) ($ Thousands)		$98,280

Percentages are based on Net Assets of $98,358 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2013.

As of March 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Annual Report / March 31, 2013

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Statements of Assets and Liabilities ($ Thousands)

March 31, 2013

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$51,020		$10,716		$129,171
Income distribution receivable from affiliated funds	34		20		110
Receivable for investment securities sold	8		7		146
Receivable from administrator	4		1		6
Receivable for fund shares sold	2		5		66
Prepaid expenses	3		1		10
Total Assets	51,071		10,750		129,509
LIABILITIES:
Payable for investment securities purchased	72		27		113
Payable for fund shares redeemed	35		8		201
Investment advisory fees payable	4		1		11
Trustees’ fees payable	2		—		5
Administrative servicing fees payable	1		—		1
Distribution fees payable	—		—		2
Payable to custodian	—		—		—
Unrealized loss on forward foreign currency contracts	—		—		—
Accrued expenses	15		3		37
Total Liabilities	129		39		370
Net Assets	$50,942		$10,711		$129,139
†Cost of investments in affiliated funds	49,337		7,907		119,686
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$54,642		$11,406		$145,105
Undistributed net investment income	12		4		41
Accumulated net realized loss on investments	(5,395)		(3,508)		(25,492)
Net unrealized appreciation on investments	1,683		2,809		9,485
Net unrealized depreciation on forward foreign currency contracts	—		—		—
Net Assets	$50,942		$10,711		$129,139
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.80		$12.98		$10.25
	($43,880,025 ÷ 4,479,707 shares	)	($10,710,913 ÷ 825,334 shares	)	($122,318,779 ÷ 11,937,597 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.26
					($1,077,948 ÷ 105,096 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.64		N/A		$10.41
	($7,062,396 ÷ 732,497 shares	)			($5,742,495 ÷ 551,841 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$36,988		$294,649		$69,841
56		192		58
64		110		177
2		17		4
80		393		—
3		23		6
37,193		295,384		70,086

61		556		90
13		128		238
3		25		6
1		11		3
—		3		—
—		2		—
—		—		264
—		22		—
11		86		20
89		833		621
$37,104		$294,551		$69,465
25,484		263,504		50,572

$34,609		$345,704		$67,165
9		272		9
(9,018)		(82,548)		(16,978)
11,504		31,145		19,269
—		(22)		—
$37,104		$294,551		$69,465
$12.60		$11.25		$16.21
($37,104,417 ÷ 2,945,593 shares	)	($280,633,582 ÷ 24,942,138 shares	)	($69,465,162 ÷ 4,285,988 shares	)
N/A		$11.25		N/A
		($1,713,473 ÷ 152,242 shares	)
N/A		$11.52		N/A
		($12,204,167 ÷ 1,059,555 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2013	33

Statements of Assets and Liabilities ($ Thousands)

March 31, 2013

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$302,426		$44,152		$98,655
Receivable for investment securities sold	629		31		142
Income distribution receivable from affiliated funds	98		16		82
Receivable for fund shares sold	43		—		45
Receivable from administrator	17		3		7
Prepaid expenses	24		4		7
Total Assets	303,237		44,206		98,938
LIABILITIES:
Payable for investment securities purchased	363		56		181
Payable for fund shares redeemed	117		1		67
Investment advisory fees payable	26		4		8
Distribution fees payable	13		—		—
Trustees’ fees payable	11		1		4
Administrative servicing fees payable	9		—		—
Shareholder servicing fees payable	2		—		—
Chief Compliance Officers fees payable	—		—		—
Unrealized loss on forward foreign currency contracts	56		—		11
Accrued expenses	87		13		29
Total Liabilities	684		75		300
Net Assets	$302,553		$44,131		$98,638
†Cost of investments in affiliated funds	249,838		26,135		89,350
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$421,023		$46,961		$102,439
Undistributed net investment income	368		2		94
Accumulated net realized loss on investments	(171,370)		(20,849)		(13,189)
Net unrealized appreciation on investments	52,588		18,017		9,305
Net unrealized depreciation on forward foreign currency contracts	(56)		—		(11)
Net Assets	$302,553		$44,131		$98,638
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.75		$14.52		$10.96
	($247,731,858 ÷ 21,089,579 shares	)	($44,130,879 ÷ 3,039,146 shares	)	($98,471,487 ÷ 8,982,837 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$11.75		N/A		N/A
	($12,425,164 ÷ 1,057,611 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$11.48		N/A		$11.42
	($42,395,654 ÷ 3,693,626 shares	)			($166,592 ÷ 14,582 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$19,069		$ 378,576		$ 98,280
16		819		106
7		201		36
—		875		130
2		18		6
1		33		7
19,095		380,522		98,565

23		478		116
30		365		52
2		32		8
—		8		—
1		14		3
—		4		—
—		1		—
—		1		—
—		57		—
5		111		28
61		1,071		207
$19,034		$ 379,451		$ 98,358
12,009		329,178		60,963

$17,515		$ 511,746		$103,678
1		448		4
(5,542)		(182,084)		(42,641)
7,060		49,398		37,317
—		(57)		—
$19,034		$ 379,451		$ 98,358
$13.17		$11.27		$15.86
($19,034,057 ÷ 1,444,856 shares	)	($355,649,776 ÷ 31,560,693 shares	)	($98,357,822 ÷ 6,200,924 shares	)
N/A		$11.27		N/A
		($6,704,119 ÷ 594,636 shares	)
N/A		$11.12		N/A
		($17,097,492 ÷ 1,537,078 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2013	35

Statements of Operations ($ Thousands)

For the year ended March 31, 2013

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$516	$373	$2,351
Expenses:
Administration Fees	81	21	250
Investment Advisory Fees	40	10	125
Administrative Servicing Fees — Class I	8	—	13
Trustees’ Fees	6	2	17
Distribution Fees — Class D	—	—	10
Shareholder Servicing Fees — Class D	—	—	3
Chief Compliance Officer Fees	—	—	1
Registration Fees	9	3	32
Printing Fees	9	2	24
Professional Fees	7	2	17
Custodian/Wire Agent Fees	1	—	3
Other Expenses	2	—	4
Total Expenses	163	40	499
Less:
Administration Fees Waived	(81)	(21)	(250)
Reimbursement from Administrator	(27)	(7)	(81)
Waiver of Shareholder Servicing Fees — Class D	—	—	(1)
Net Expenses	55	12	167
Net Investment Income	461	361	2,184
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	287	220	2,501
Net Realized Gain on Foreign Currency Transactions	—	—	—
Capital Gain Distributions Received from Affiliated Funds	351	36	875
Net Change in Unrealized Appreciation from Affiliated Funds	297	872	2,331
Net Change in Unrealized Depreciation on Foreign Currency Translation	—	—	—
Net Realized and Unrealized Gain from Affiliated Funds	935	1,128	5,707
Net Increase in Net Assets Resulting from Operations	$1,396	$1,489	$7,891

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$1,033	$5,844	$1,651

63	559	136
32	279	68
—	25	—
4	38	9
—	12	—
—	4	—
—	1	—
7	71	17
7	55	13
5	39	10
1	7	2
1	9	2
120	1,099	257

(63)	(559)	(136)
(21)	(182)	(44)
—	(2)	—
36	356	77
997	5,488	1,574

44	9,394	2,157
—	247	—
126	3,491	254
3,604	6,030	5,276

—	(22)	—
3,774	19,140	7,687
$4,771	$24,628	$9,261

SEI Asset Allocation Trust / Annual Report / March 31, 2013	37

Statements of Operations ($ Thousands)

For the year ended March 31, 2013

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$4,915	$707	$1,840
Expenses:
Administration Fees	585	83	173
Investment Advisory Fees	292	42	87
Administrative Servicing Fees — Class I	105	—	1
Distribution Fees — Class D	91	—	—
Trustees’ Fees	40	6	12
Shareholder Servicing Fees — Class D	30	—	—
Chief Compliance Officer Fees	1	—	—
Registration Fees	80	12	21
Printing Fees	54	8	18
Professional Fees	39	6	13
Custodian/Wire Agent Fees	8	1	2
Other Expenses	10	1	3
Total Expenses	1,335	159	330
Less:
Administration Fees Waived	(585)	(83)	(173)
Reimbursement from Administrator	(190)	(28)	(58)
Waiver of Shareholder Servicing Fees — Class D	(30)	—	—
Net Expenses	530	48	99
Net Investment Income	4,385	659	1,741
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	14,788	2,398	2,474
Net Realized Gain on Foreign Currency Transactions	88	—	43
Capital Gain Distributions Received from Affiliated Funds	8,858	59	2,260
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,366	1,538	1,113
Net Change in Unrealized Depreciation on Foreign Currency Translation	(56)	—	(11)
Net Realized and Unrealized Gain from Affiliated Funds	25,044	3,995	5,879
Net Increase in Net Assets Resulting from Operations	$29,429	$4,654	$7,620

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$290	$7,208	$1,532

33	779	178
17	389	89
—	66	—
—	51	—
2	53	12
—	17	—
—	2	—
4	109	22
4	70	18
2	49	13
—	10	2
1	12	3
63	1,607	337

(33)	(779)	(178)
(11)	(251)	(58)
—	(17)	—
19	560	101
271	6,648	1,431

118	24,640	1,334
—	127	—
26	9,877	135
1,643	(8,451)	7,549
—	(57)	—
1,787	26,136	9,018
$2,058	$32,784	$10,449

SEI Asset Allocation Trust / Annual Report / March 31, 2013	39

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2013	2012	2013	2012
Operations:
Net Investment Income	$461	$459	$361	$325
Net Realized Gain from Affiliated Funds	287	143	220	115
Net Realized Gain on Foreign Currency Transactions	—	—	—	—
Capital Gain Distributions Received from Affiliated Funds	351	139	36	16
Net Change in Unrealized Appreciation from Affiliated Funds	297	200	872	364
Net Change in Unrealized Depreciation on Foreign Currency Translation	—	—	—	—
Net Increase in Net Assets Resulting from Operations	1,396	941	1,489	820
Dividends and Distributions From:
Net Investment Income:
Class A	(680)	(573)	(361)	(340)
Class D	N/A	N/A	N/A	N/A
Class I	(75)	—	N/A	N/A
Total Dividends and Distributions	(755)	(573)	(361)	(340)
Capital Share Transactions(1) :
Class A
Proceeds from Shares Issued	25,987	14,003	4,019	3,747
Reinvestment of Dividends & Distributions	649	543	344	321
Cost of Shares Redeemed	(17,607)	(14,449)	(5,251)	(3,792)
Increase (Decrease) in Net Assets Derived from Class A Transactions	9,029	97	(888)	276
Class D
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	8,628	19	N/A	N/A
Reinvestment of Dividends & Distributions	75	—	N/A	N/A
Cost of Shares Redeemed	(1,695)	(1)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	7,008	18	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	16,037	115	(888)	276
Net Increase (Decrease) in Net Assets	16,678	483	240	756
Net Assets:
Beginning of Year	34,264	33,781	10,471	9,715
End of Year	$50,942	$34,264	$10,711	$10,471
Undistributed Net Investment Income Included in Net Assets at End of Year	$12	$4	$4	$3

(1)	For capital share transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

40	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2013	2012	2013	2012	2013	2012	2013	2012

$2,184	$2,264	$997	$735	$5,488	$6,147	$1,574	$1,360
2,501	637	44	235	9,394	1,910	2,157	729
—	—	—	—	247	—	—	—
875	797	126	37	3,491	2,697	254	46
2,331	1,303	3,604	1,213	6,030	5,062	5,276	1,839
—	—	—	—	(22)	—	—	—
7,891	5,001	4,771	2,220	24,628	15,816	9,261	3,974

(2,745)	(2,641)	(996)	(770)	(7,309)	(7,381)	(1,577)	(1,404)
(16)	(23)	N/A	N/A	(30)	(26)	N/A	N/A
(101)	(100)	N/A	N/A	(259)	(168)	N/A	N/A
(2,862)	(2,764)	(996)	(770)	(7,598)	(7,575)	(1,577)	(1,404)

39,028	45,717	12,099	6,692	63,871	53,592	23,327	29,919
2,580	2,508	878	676	6,903	7,024	1,457	1,295
(41,405)	(53,650)	(7,965)	(4,788)	(77,392)	(84,387)	(34,575)	(26,797)
203	(5,425)	5,012	2,580	(6,618)	(23,771)	(9,791)	4,417

357	2,398	N/A	N/A	246	793	N/A	N/A
15	21	N/A	N/A	28	22	N/A	N/A
(792)	(2,953)	N/A	N/A	(168)	(1,024)	N/A	N/A
(420)	(534)	N/A	N/A	106	(209)	N/A	N/A

5,939	2,041	N/A	N/A	9,466	3,871	N/A	N/A
100	100	N/A	N/A	260	168	N/A	N/A
(5,594)	(2,646)	N/A	N/A	(5,415)	(3,240)	N/A	N/A
445	(505)	N/A	N/A	4,311	799	N/A	N/A
228	(6,464)	5,012	2,580	(2,201)	(23,181)	(9,791)	4,417
5,257	(4,227)	8,787	4,030	14,829	(14,940)	(2,107)	6,987

123,882	128,109	28,317	24,287	279,722	294,662	71,572	64,585
$129,139	$123,882	$37,104	$28,317	$294,551	$279,722	$69,465	$71,572
$41	$13	$9	$6	$272	$34	$9	$7

SEI Asset Allocation Trust / Annual Report / March 31, 2013	41

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2013	2012	2013	2012
Operations:
Net Investment Income	$4,385	$5,880	$659	$728
Net Realized Gain (Loss) from Affiliated Funds	14,788	1,338	2,398	2,189
Net Realized Gain on Foreign Currency Transactions	88	—	—	—
Capital Gain Distributions Received from Affiliated Funds	8,858	15,211	59	16
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,366	(11,953)	1,538	(2,502)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(56)	—	—	—
Net Increase in Net Assets Resulting from Operations	29,429	10,476	4,654	431
Dividends and Distributions From:
Net Investment Income:
Class A	(5,680)	(7,729)	(670)	(744)
Class D	(192)	(257)	N/A	N/A
Class I	(905)	(1,302)	N/A	N/A
Total Dividends and Distributions	(6,777)	(9,288)	(670)	(744)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	52,287	51,329	6,273	6,011
Reinvestment of Dividends & Distributions	5,494	7,392	650	724
Cost of Shares Redeemed	(92,810)	(121,612)	(12,476)	(20,244)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(35,029)	(62,891)	(5,553)	(13,509)
Class D
Proceeds from Shares Issued	1,695	2,629	N/A	N/A
Reinvestment of Dividends & Distributions	187	240	N/A	N/A
Cost of Shares Redeemed	(3,902)	(6,400)	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	(2,020)	(3,531)	N/A	N/A
Class I
Proceeds from Shares Issued	17,989	10,620	N/A	N/A
Reinvestment of Dividends & Distributions	905	1,287	N/A	N/A
Cost of Shares Redeemed	(26,948)	(19,685)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(8,054)	(7,778)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(45,103)	(74,200)	(5,553)	(13,509)
Net Increase (Decrease) in Net Assets	(22,451)	(73,012)	(1,569)	(13,822)
Net Assets:
Beginning of Year	325,004	398,016	45,700	59,522
End of Year	$302,553	$325,004	$44,131	$45,700
Undistributed Net Investment Income Included in Net Assets at End of Year	$368	$12	$2	$2

(1)	For capital share transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

42	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2013	2012	2013	2012	2013	2012	2013	2012

$1,741	$2,009	$271	$231	$6,648	$9,733	$1,431	$1,320
2,474	(401)	118	715	24,640	(244)	1,334	1,906
43	—	—	—	127	—	—	—
2,260	2,665	26	5	9,877	17,708	135	30
1,113	245	1,643	(313)	(8,451)	(8,299)	7,549	259
(11)	—	—	—	(57)	—	—	—
7,620	4,518	2,058	638	32,784	18,898	10,449	3,515

(2,818)	(2,975)	(276)	(236)	(9,731)	(13,311)	(1,455)	(1,350)
N/A	N/A	N/A	N/A	(133)	(177)	N/A	N/A
(6)	(10)	N/A	N/A	(509)	(1,187)	N/A	N/A
(2,824)	(2,985)	(276)	(236)	(10,373)	(14,675)	(1,455)	(1,350)

34,978	17,994	4,913	3,519	67,226	68,907	15,227	13,170
2,552	2,774	270	232	9,434	12,941	1,392	1,292
(26,256)	(23,338)	(4,549)	(5,723)	(133,720)	(147,352)	(19,289)	(20,009)
11,274	(2,570)	634	(1,972)	(57,060)	(65,504)	(2,670)	(5,547)

N/A	N/A	N/A	N/A	541	1,924	N/A	N/A
N/A	N/A	N/A	N/A	126	160	N/A	N/A
N/A	N/A	N/A	N/A	(1,540)	(6,702)	N/A	N/A
N/A	N/A	N/A	N/A	(873)	(4,618)	N/A	N/A

75	96	N/A	N/A	5,512	9,863	N/A	N/A
6	10	N/A	N/A	509	1,186	N/A	N/A
(220)	(137)	N/A	N/A	(28,954)	(15,520)	N/A	N/A
(139)	(31)	N/A	N/A	(22,933)	(4,471)	N/A	N/A

11,135	(2,601)	634	(1,972)	(80,866)	(74,593)	(2,670)	(5,547)
15,931	(1,068)	2,416	(1,570)	(58,455)	(70,370)	6,324	(3,382)

82,707	83,775	16,618	18,188	437,906	508,276	92,034	95,416
$98,638	$82,707	$19,034	$16,618	$379,451	$437,906	$98,358	$92,034

$94	$12	$1	$1	$448	$42	$4	$3

SEI Asset Allocation Trust / Annual Report / March 31, 2013	43

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2013	$9.62	$0.11	$0.24	$0.35	$(0.17)	$—	$(0.17)	$9.80	3.63%		$43,880	0.11%	0.38%	1.14%	56%
2012	9.52	0.13	0.13	0.26	(0.16)	—	(0.16)	9.62	2.77		34,240	0.12	0.38	1.36	48
2011	9.39	0.12	0.19	0.31	(0.18)	—	(0.18)	9.52	3.35		33,776	0.11	0.37	1.32	73
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	0.35	1.03	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	0.35	2.69	64
Class I
2013	$9.48	$0.11	$0.20	$0.31	$(0.15)	$—	$(0.15)	$9.64	3.28%		$7,062	0.36%	0.63%	1.19%	56%
2012	9.38	0.11	0.13	0.24	(0.14)	—	(0.14)	9.48	2.58		24	0.37	0.63	1.13	48
2011	9.35	0.01	0.20	0.21	(0.18)	—	(0.18)	9.38	2.27		5	0.36	0.70	3.15	73
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10 ††	0.35	0.29	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	0.35	2.66	64
Defensive Strategy Allocation Fund
Class A
2013	$11.66	$0.42	$1.32	$1.74	$(0.42)	$—	$(0.42)	$12.98	15.23%		$10,711	0.11%	0.38%	3.46%	54%
2012	11.14	0.38	0.53	0.91	(0.39)	—	(0.39)	11.66	8.46		10,471	0.12	0.38	3.42	72
2011	9.84	0.42	1.34	1.76	(0.46)	—	(0.46)	11.14	18.38		9,715	0.11	0.37	4.14	72
2010	6.42	0.37	3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	0.36	4.43	100
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	0.35	5.16	143
Conservative Strategy Fund
Class A
2013	$9.85	$0.18	$0.45	$0.63	$(0.23)	$—	$(0.23)	$10.25	6.49%		$122,319	0.11%	0.38%	1.77%	62%
2012	9.68	0.18	0.21	0.39	(0.22)	—	(0.22)	9.85	4.10		117,365	0.12	0.38	1.84	61
2011	9.38	0.19	0.36	0.55	(0.25)	—	(0.25)	9.68	5.89		120,659	0.11	0.37	1.95	110
2010	8.13	0.22	1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	0.35	2.44	81
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	0.36	3.71	72
Class D
2013	$9.86	$0.07	$0.47	$0.54	$(0.14)	$—	$(0.14)	$10.26	5.48%		$1,078	1.04%	1.38%	0.70%	62%
2012	9.68	0.09	0.21	0.30	(0.12)	—	(0.12)	9.86	3.16		1,450	1.07	1.38	0.88	61
2011**	9.69	0.01	0.02	0.03	(0.04)	—	(0.04)	9.68	0.26		1,956	1.11	1.55	10.56	110
Class I
2013	$9.99	$0.15	$0.47	$0.62	$(0.20)	$—	$(0.20)	10.41	6.31%		$5,742	0.36%	0.63%	1.52%	62%
2012	9.82	0.16	0.21	0.37	(0.20)	—	(0.20)	9.99	3.78		5,067	0.37	0.63	1.61	61
2011	9.52	0.18	0.34	0.52	(0.22)	—	(0.22)	9.82	5.57		5,494	0.36	0.62	1.86	110
2010	8.25	0.20	1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	0.60	2.23	81
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	0.61	3.43	72
Conservative Strategy Allocation Fund
Class A
2013	$11.25	$0.37	$1.34	$1.71	$(0.36)	$—	$(0.36)	$12.60	15.47%		$37,104	0.11%	0.38%	3.15%	37%
2012	10.67	0.32	0.59	0.91	(0.33)	—	(0.33)	11.25	8.77		28,317	0.12	0.38	3.02	61
2011	9.34	0.36	1.36	1.72	(0.39)	—	(0.39)	10.67	18.83		24,287	0.11	0.37	3.70	65
2010	6.08	0.32	3.27	3.59	(0.33)	—	(0.33)	9.34	59.74		23,076	0.10	0.36	3.98	95
2009	10.50	0.41	(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	0.35	4.65	135

44	SEI Asset Allocation Trust / Annual Report / March 31, 2013

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Moderate Strategy Fund
Class A
2013	$10.59	$0.21	$0.75	$0.96	$(0.30)	$—	$(0.30)	$11.25	9.16%		$280,634	0.11%	0.38%	1.97%	68%
2012	10.29	0.23	0.36	0.59	(0.29)	—	(0.29)	10.59	5.83		270,940	0.12	0.38	2.23	54
2011	9.79	0.23	0.60	0.83	(0.33)	—	(0.33)	10.29	8.58		286,732	0.11	0.37	2.27	79
2010	7.70	0.26	2.22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	0.36	2.82	98
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	0.35	3.77	76
Class D
2013	$10.60	$0.12	$0.74	$0.86	$(0.21)	$—	$(0.21)	$11.25	8.17%		$1,713	0.96%	1.38%	1.10%	68%
2012	10.29	0.13	0.37	0.50	(0.19)	—	(0.19)	10.60	4.90		1,513	1.07	1.38	1.22	54
2011**	10.28	0.02	0.04	0.06	(0.05)	—	(0.05)	10.29	0.60		1,691	1.11	1.66	13.95	79
Class I
2013	$10.84	$0.20	$0.75	$0.95	$(0.27)	$—	$(0.27)	$11.52	8.89%		$12,204	0.36%	0.63%	1.84%	68%
2012	10.53	0.21	0.36	0.57	(0.26)	—	(0.26)	10.84	5.54		7,269	0.37	0.63	2.01	54
2011	10.01	0.23	0.59	0.82	(0.30)	—	(0.30)	10.53	8.36		6,239	0.36	0.63	2.30	79
2010	7.87	0.24	2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	0.61	2.62	98
2009	11.28	0.36	(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	0.60	3.66	76
Moderate Strategy Allocation Fund
Class A
2013	$14.36	$0.34	$1.86	$2.20	$(0.35)	$—	$(0.35)	$16.21	15.58%		$69,465	0.11%	0.38%	2.32%	48%
2012	13.66	0.30	0.70	1.00	(0.30)	—	(0.30)	14.36	7.52		71,572	0.12	0.38	2.22	67
2011	11.98	0.30	1.70	2.00	(0.32)	—	(0.32)	13.66	17.02		64,585	0.11	0.37	2.46	42
2010	8.15	0.26	3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	0.36	2.54	57
2009	13.65	0.35	(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	0.35	3.05	86
Aggressive Strategy Fund
Class A
2013	$10.83	$0.17	$1.02	$1.19	$(0.27)	$—	$(0.27)	$11.75	11.17%		$247,732	0.11%	0.38%	1.57%	74%
2012	10.69	0.18	0.26	0.44	(0.30)	—	(0.30)	10.83	4.37		263,957	0.12	0.37	1.79	54
2011	9.74	0.18	1.17	1.35	(0.40)	—	(0.40)	10.69	14.12		326,069	0.11	0.37	1.80	120
2010	6.50	0.17	3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	0.36	1.93	121
2009	12.09	0.27	(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	0.35	2.82	89
Class D
2013	$10.83	$0.09	$1.02	$1.11	$(0.19)	$—	$(0.19)	$11.75	10.34%		$12,425	0.86%	1.38%	0.83%	74%
2012	10.69	0.08	0.26	0.34	(0.20)	—	(0.20)	10.83	3.35		13,494	1.07	1.37	0.83	54
2011**	10.61	0.02	0.09	0.11	(0.03)	—	(0.03)	10.69	1.00		17,033	1.11	1.45	16.77	120
Class I
2013	$10.58	$0.13	$1.01	$1.14	$(0.24)	$—	$(0.24)	$11.48	10.97%		$42,396	0.36%	0.63%	1.27%	74%
2012	10.46	0.16	0.23	0.39	(0.27)	—	(0.27)	10.58	4.01		47,553	0.37	0.62	1.61	54
2011	9.54	0.22	1.08	1.30	(0.38)	—	(0.38)	10.46	13.87		54,914	0.36	0.63	2.27	120
2010	6.37	0.15	3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	0.61	1.78	121
2009	11.87	0.25	(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	0.60	2.66	89
Tax-Managed Aggressive Strategy Fund
Class A
2013	$13.14	$0.21	$1.39	$1.60	$(0.22)	$—	$(0.22)	$14.52	12.32%		$44,131	0.11%	0.38%	1.59%	34%
2012	12.90	0.18	0.25 ^	0.43	(0.19)	—	(0.19)	13.14	3.51		45,700	0.12	0.38	1.44	45
2011	11.30	0.17	1.60	1.77	(0.17)	—	(0.17)	12.90	15.86		59,522	0.11	0.37	1.44	49
2010	7.47	0.15	3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	0.36	1.53	40
2009	12.85	0.26	(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	0.35	2.57	126
Core Market Strategy Fund
Class A
2013	$10.39	$0.21	$0.70	$0.91	$(0.34)	$—	$(0.34)	$10.96	8.88%		$98,471	0.11%	0.38%	2.01%	86%
2012	10.19	0.25	0.33	0.58	(0.38)	—	(0.38)	10.39	5.94		82,413	0.12	0.38	2.53	82
2011	9.57	0.26	0.84	1.10	(0.48)	—	(0.48)	10.19	11.79		83,453	0.11	0.37	2.65	98
2010	7.47	0.25	2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	0.36	2.81	148
2009	10.73	0.38	(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10	0.35	4.11	98
Class I
2013	$10.81	$0.13	$0.79	$0.92	$(0.31)	$—	$(0.31)	$11.42	8.63%		$167	0.36%	0.63%	1.16%	86%
2012	10.59	0.21	0.36	0.57	(0.35)	—	(0.35)	10.81	5.64		294	0.37	0.63	2.04	82
2011	9.90	0.34	0.83	1.17	(0.48)	—	(0.48)	10.59	12.09		322	0.36	0.68	3.27	98
2010	7.68	0.30	2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	0.36	3.24	148
2009	11.00	0.41	(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)	—	0.10 ††	0.35	4.30	98

SEI Asset Allocation Trust / Annual Report / March 31, 2013	45

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class A
2013	$11.93	$0.20	$1.24	$1.44	$(0.20)	$—	$(0.20)	$13.17	12.21%	$19,034	0.11%	0.38%	1.63%	43%
2012	11.68	0.17	0.25	0.42	(0.17)	—	(0.17)	11.93	3.77	16,618	0.12	0.38	1.49	52
2011	10.26	0.15	1.43	1.58	(0.16)	—	(0.16)	11.68	15.54	18,188	0.11	0.37	1.44	50
2010	6.78	0.14	3.49	3.63	(0.15)	—	(0.15)	10.26	53.70	17,431	0.10	0.36	1.54	48
2009	12.12	0.24	(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)	14,278	0.10	0.35	2.55	165
Market Growth Strategy Fund
Class A
2013	$10.60	$0.19	$0.78	$0.97	$(0.30)	$—	$(0.30)	$11.27	9.36%	$355,650	0.11%	0.38%	1.77%	85%
2012	10.47	0.22	0.26	0.48	(0.35)	—	(0.35)	10.60	4.83	391,812	0.12	0.38	2.21	73
2011	9.64	0.21	1.05	1.26	(0.43)	—	(0.43)	10.47	13.42	453,836	0.11	0.37	2.19	118
2010	6.94	0.21	2.72	2.93	(0.23)	—	(0.23)	9.64	42.56	441,929	0.10	0.36	2.38	136
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)	369,810	0.10	0.35	3.46	95
Class D
2013	$10.61	$0.11	$0.77	$0.88	$(0.22)	$—	$(0.22)	$11.27	8.44%	$6,704	0.86%	1.38%	0.99%	85%
2012	10.47	0.11	0.28	0.39	(0.25)	—	(0.25)	10.61	3.87	7,190	1.07	1.38	1.05	73
2011**	10.42	0.01	0.08	0.09	(0.04)	—	(0.04)	10.47	0.85	11,760	1.11	1.51	12.72	118
Class I
2013	$10.46	$0.10	$0.83	$0.93	$(0.27)	$—	$(0.27)	$11.12	9.06%	$17,097	0.36%	0.63%	1.00%	85%
2012	10.33	0.20	0.25	0.45	(0.32)	—	(0.32)	10.46	4.64	38,904	0.37	0.63	1.98	73
2011	9.53	0.22	0.99	1.21	(0.41)	—	(0.41)	10.33	13.01	42,680	0.36	0.63	2.28	118
2010	6.87	0.19	2.68	2.87	(0.21)	—	(0.21)	9.53	42.07	10,249	0.35	0.61	2.16	136
2009	11.18	0.31	(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)	5,289	0.35	0.60	3.39	95
Market Growth Strategy Allocation Fund
Class A
2013	$14.37	$0.23	$1.50	$1.73	$(0.24)	$—	$(0.24)	$15.86	12.19%	$98,358	0.11%	0.38%	1.60%	34%
2012	14.04	0.20	0.34	0.54	(0.21)	—	(0.21)	14.37	3.98	92,034	0.12	0.38	1.51	44
2011	12.33	0.18	1.72	1.90	(0.19)	—	(0.19)	14.04	15.58	95,416	0.11	0.37	1.43	36
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	0.36	1.55	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	0.35	2.51	110

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

46	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Notes to Financial Statements

March 31, 2013

1. ORGANIZATION

SEI Asset Allocation Trust (the ‘‘Trust’’) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a ‘‘Fund,’’ collectively the ‘‘Funds’’). Each Fund is a ‘‘fund of funds’’ and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2013, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Update (‘‘ASU’’) No. 2011-04 ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (‘‘IFRS’’)’’. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, and the valuation processes used by the reporting entity. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 did not materially affect the Funds’ financial condition or results of operation.

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the year ended March 31, 2013, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as

SEI Asset Allocation Trust / Annual Report / March 31, 2013	47

Notes to Financial Statements (Continued)

March 31, 2013

such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are ‘‘marked-to-market’’ daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2013, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (‘‘SIMC’’) serves as investment adviser (the ‘‘Adviser’’) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the ‘‘Administrator’’) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the ‘‘Distributor’’), a wholly owned subsidiary of SEI Investments Company (‘‘SEI’’) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

48	SEI Asset Allocation Trust / Annual Report / March 31, 2013

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Conservative Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Moderate Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Core Market Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Market Growth Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%

*	These payments are characterized as ‘‘compensation’’ and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended March 31, 2013, the Trust borrowed funds from SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Date	Amount Borrowed	Interest Paid	Rate
Market Growth Strategy Fund	09/28/12	$29,528	$—	0.37%

Amounts designated as ‘‘—” are zero or have been rounded to zero.

The Trust had no outstanding borrowings or loans under the Program at March 31, 2013.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (‘‘CCO’’) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	49

Notes to Financial Statements (Continued)

March 31, 2013

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	2013	2012	2013	2012	2013	2012
Shares Issued and Redeemed:
Class A:
Shares Issued	2,665	1,462	334	341	3,888	4,741
Shares Issued in Lieu of Cash Distributions	67	57	28	29	258	259
Shares Redeemed	(1,810)	(1,509)	(435)	(344)	(4,126)	(5,542)
Total Class A Transactions	922	10	(73)	26	20	(542)
Class D:
Shares Issued	N/A	N/A	N/A	N/A	36	247
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	2
Shares Redeemed	N/A	N/A	N/A	N/A	(79)	(304)
Total Class D Transactions	N/A	N/A	N/A	N/A	(42)	(55)
Class I:
Shares Issued	898	2	N/A	N/A	583	207
Shares Issued in Lieu of Cash Distributions	8	—	N/A	N/A	10	10
Shares Redeemed	(177)	—	N/A	N/A	(548)	(269)
Total Class I Transactions	729	2	N/A	N/A	45	(52)
Increase (Decrease) in Capital Shares	1,651	12	(73)	26	23	(649)

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	2013	2012	2013	2012	2013	2012
Shares Issued and Redeemed:
Class A:
Shares Issued	1,031	627	5,884	5,206	1,574	2,171
Shares Issued in Lieu of Cash Distributions	75	64	639	683	98	96
Shares Redeemed	(677)	(451)	(7,159)	(8,176)	(2,369)	(2,011)
Total Class A Transactions	429	240	(636)	(2,287)	(697)	256
Class D:
Shares Issued	N/A	N/A	22	76	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3	2	N/A	N/A
Shares Redeemed	N/A	N/A	(16)	(99)	N/A	N/A
Total Class D Transactions	N/A	N/A	9	(21)	N/A	N/A
Class I:
Shares Issued	N/A	N/A	853	369	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	23	16	N/A	N/A
Shares Redeemed	N/A	N/A	(487)	(307)	N/A	N/A
Total Class I Transactions	N/A	N/A	389	78	N/A	N/A
Increase (Decrease) in Capital Shares	429	240	(238)	(2,230)	(697)	256

50	SEI Asset Allocation Trust / Annual Report / March 31, 2013

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	2013	2012	2013	2012	2013	2012
Shares Issued and Redeemed:
Class A:
Shares Issued	4,800	5,042	470	491	3,295	1,810
Shares Issued in Lieu of Cash Distributions	504	746	49	60	242	280
Shares Redeemed	(8,593)	(11,897)	(958)	(1,688)	(2,485)	(2,346)
Total Class A Transactions	(3,289)	(6,109)	(439)	(1,137)	1,052	(256)
Class D:
Shares Issued	156	255	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	18	24	N/A	N/A	N/A	N/A
Shares Redeemed	(362)	(626)	N/A	N/A	N/A	N/A
Total Class D Transactions	(188)	(347)	N/A	N/A	N/A	N/A
Class I:
Shares Issued	1,682	1,060	N/A	N/A	7	9
Shares Issued in Lieu of Cash Distributions	85	133	N/A	N/A	1	1
Shares Redeemed	(2,566)	(1,949)	N/A	N/A	(20)	(13)
Total Class I Transactions	(799)	(756)	N/A	N/A	(12)	(3)
Increase (Decrease) in Capital Shares	(4,276)	(7,212)	(439)	(1,137)	1,040	(259)

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2013	2012	2013	2012	2013	2012
Shares Issued and Redeemed:
Class A:
Shares Issued	412	328	6,274	6,850	1,047	1,006
Shares Issued in Lieu of Cash Distributions	22	21	881	1,307	96	99
Shares Redeemed	(382)	(513)	(12,543)	(14,567)	(1,349)	(1,494)
Total Class A Transactions	52	(164)	(5,388)	(6,410)	(206)	(389)
Class D:
Shares Issued	N/A	N/A	51	188	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	12	16	N/A	N/A
Shares Redeemed	N/A	N/A	(146)	(650)	N/A	N/A
Total Class D Transactions	N/A	N/A	(83)	(446)	N/A	N/A
Class I:
Shares Issued	N/A	N/A	527	992	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	48	121	N/A	N/A
Shares Redeemed	N/A	N/A	(2,756)	(1,526)	N/A	N/A
Total Class I Transactions	N/A	N/A	(2,181)	(413)	N/A	N/A
Increase (Decrease) in Capital Shares	52	(164)	(7,652)	(7,269)	(206)	(389)

Amounts designated as ‘‘—‘‘ are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	51

Notes to Financial Statements (Continued)

March 31, 2013

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2013, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$35,757
Sales	19,399
Defensive Strategy Allocation Fund
Purchases	5,635
Sales	6,469
Conservative Strategy Fund
Purchases	78,259
Sales	73,474
Conservative Strategy Allocation Fund
Purchases	16,737
Sales	11,639
Moderate Strategy Fund
Purchases	189,693
Sales	190,637
Moderate Strategy Allocation Fund
Purchases	32,296
Sales	41,313
Aggressive Strategy Fund
Purchases	219,581
Sales	258,283
Tax-Managed Aggressive Strategy Fund
Purchases	14,390
Sales	19,888
Core Market Strategy Fund
Purchases	87,349
Sales	74,980
Core Market Strategy Allocation Fund
Purchases	7,761
Sales	7,098
Market Growth Strategy Fund
Purchases	331,888
Sales	406,703
Market Growth Strategy Allocation Fund
Purchases	30,332
Sales	32,880

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of March 31, 2013 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$302	$(302)	$—
Defensive Strategy Allocation Fund	1	(1)	—
Conservative Strategy Fund	706	(706)	—
Conservative Strategy Allocation Fund	2	(2)	—
Moderate Strategy Fund	2,348	(2,348)	—
Moderate Strategy Allocation Fund	5	(5)	—
Aggressive Strategy Fund	2,748	(2,748)	—
Tax-Managed Aggressive Strategy Fund	11	(11)	—
Core Market Strategy Fund	1,165	(1,165)	—
Core Market Strategy Allocation Fund	5	(5)	—
Market Growth Strategy Fund	4,131	(4,131)	—
Market Growth Strategy Allocation Fund	25	(25)	—

The tax character of dividends and distributions declared during the years ended March 31, 2013 and March 31, 2012 were as follows ($ Thousands):

	Ordinary Income		Totals
	2013	2012	2013	2012
Defensive Strategy Fund	$755	$573	$755	$573
Defensive Strategy Allocation Fund	361	340	361	340
Conservative Strategy Fund	2,862	2,764	2,862	2,764
Conservative Strategy Allocation Fund	996	770	996	770
Moderate Strategy Fund	7,598	7,575	7,598	7,575
Moderate Strategy Allocation Fund	1,577	1,404	1,577	1,404
Aggressive Strategy Fund	6,777	9,288	6,777	9,288
Tax-Managed Aggressive Strategy Fund	670	744	670	744
Core Market Strategy Fund	2,824	2,985	2,824	2,985
Core Market Strategy Allocation Fund	276	236	276	236
Market Growth Strategy Fund	10,373	14,675	10,373	14,675
Market Growth Strategy Allocation Fund	1,455	1,350	1,455	1,350

52	SEI Asset Allocation Trust / Annual Report / March 31, 2013

As of March 31, 2013, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$12	$—	$(5,191)	$—	$1,479	$—	$(3,700)
Defensive Strategy Allocation Fund	3	—	(2,403)	—	1,705	—	(695)
Conservative Strategy Fund	41	—	(23,752)	—	7,745	—	(15,966)
Conservative Strategy Allocation Fund	9	—	(8,301)	—	10,787	—	2,495
Moderate Strategy Fund	249	—	(73,528)	—	22,104	22	(51,153)
Moderate Strategy Allocation Fund	9	—	(12,922)	—	15,213	—	2,300
Aggressive Strategy Fund	312	—	(165,625)	—	46,787	56	(118,470)
Tax-Managed Aggressive Strategy Fund	2	—	(20,746)	—	17,914	—	(2,830)
Core Market Strategy Fund	83	—	(10,972)	—	7,077	11	(3,801)
Core Market Strategy Allocation Fund	1	—	(5,398)	—	6,916	—	1,519
Market Growth Strategy Fund	391	—	(177,715)	—	44,971	58	(132,295)
Market Growth Strategy Allocation Fund	5	—	(39,754)	—	34,429	—	(5,320)

Post-October losses represent losses realized on investments from November 1, 2012 through March 31, 2013 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2013 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,607

		$5,191

Defensive Strategy Allocation Fund	2019	$608
	2018	1,795

		$2,403

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	15,148

		$23,752

Conservative Strategy Allocation Fund	2018	$7,410
	2017	332

		$7,742

Moderate Strategy Fund	2019	$8,240
	2018	59,754
	2017	5,534

		$73,528

Moderate Strategy Allocation Fund	2019	$3,846
	2018	8,581
	2017	434

		12,861

	Years Expiring	Amounts
Aggressive Strategy Fund	2018	$125,970
	2017	39,655

		$165,625

Tax-Managed Aggressive Strategy Fund	2018	$20,746

Core Market Strategy Fund	2018	$10,972

Core Market Strategy Allocation Fund	2018	$5,398

Market Growth Strategy Fund	2019	$1,511
	2018	149,891
	2017	26,313

		$177,715

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	38,667

		$39,754

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	53

Notes to Financial Statements (Concluded)

March 31, 2013

During the fiscal year ended March 31, 2013, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Carry Loss Carry Forwards
Defensive Strategy Fund	$229
Defensive Strategy Allocation Fund	84
Conservative Strategy Fund	379
Conservative Strategy Allocation Fund	207
Moderate Strategy Fund	3,083
Moderate Strategy Allocation Fund	—
Aggressive Strategy Fund	19,815
Tax-Managed Aggressive Strategy Fund	1,706
Core Market Strategy Fund	3,729
Core Market Strategy Allocation Fund	130
Market Growth Strategy Fund	20,609
Market Growth Strategy Allocation Fund	590

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the ‘‘Act’’), Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (‘‘RIC’’) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term	Long-Term	Total Capital Loss Carryforwards*
Conservative Strategy Allocation Fund	$—	$559	$559
Moderate Strategy Allocation Fund	37	24	61

*	This table should be used in conjunction with the capital loss carryforwards table.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2013, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$49,541	$1,628	$(149)	$1,479
Defensive Strategy Allocation Fund	9,011	2,073	(368)	1,705
Conservative Strategy Fund	121,426	8,896	(1,151)	7,745
Conservative Strategy Allocation Fund	26,201	10,787	—	10,787
Moderate Strategy Fund	272,523	24,092	(1,966)	22,126
Moderate Strategy Allocation Fund	54,628	18,036	(2,823)	15,213
Aggressive Strategy Fund	255,583	51,092	(4,249)	46,843
Tax-Managed Aggressive Strategy Fund	26,238	17,931	(17)	17,914
Core Market Strategy Fund	91,567	9,377	(2,289)	7,088
Core Market Strategy Allocation Fund	12,153	7,042	(126)	6,916
Market Growth Strategy Fund	333,547	46,892	(1,863)	45,029
Market Growth Strategy Allocation Fund	63,851	35,344	(915)	34,429

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

54	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

SEI Asset Allocation Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprised of Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (collectively, the ‘‘Funds’’), as of March 31, 2013, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the transfer agent of the underlying funds and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Asset Allocation Trust as of March 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

May 30, 2013

SEI Asset Allocation Trust / Annual Report / March 31, 2013	55

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 8, 2013.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (‘‘SAI’’) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self-Employed Consultant, Newfound Consultants Inc. since April 1997-December 2011.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust , SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

56	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Name Address, and Age Position(s) Held with Trusts		Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (Continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 55 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	96	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	96	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	since 2007	Private Investor since 1994.	96	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	96	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

SEI Asset Allocation Trust / Annual Report / March 31, 2013	57

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (Continued)
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2013	Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust, September 2008-September 2010.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

58	SEI Asset Allocation Trust / Annual Report / March 31, 2013

SEI ASSET ALLOCATION TRUST — March 31, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The ‘‘Expenses Paid During Period’’ column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the ‘‘Ending Account Value’’ number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under ‘‘Expenses Paid During Period.’’

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the ‘‘Expense Paid During Period’’ column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,016.80	0.11%	$0.55
Class I	1,000.00	1,014.70	0.36	1.81
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Class I	1,000.00	1,023.14	0.36	1.82
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,095.10	0.11%	$0.57
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,035.80	0.11%	$0.56
Class D	1,000.00	1,030.50	1.05	5.32
Class I	1,000.00	1,034.20	0.36	1.83
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Class D	1,000.00	1,019.95	1.05	5.29
Class I	1,000.00	1,023.14	0.36	1.82

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,099.10	0.11%	$0.58
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,052.90	0.11%	$0.56
Class D	1,000.00	1,048.40	1.00	5.11
Class I	1,000.00	1,051.80	0.36	1.84
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Class D	1,000.00	1,019.95	1.00	5.04
Class I	1,000.00	1,023.14	0.36	1.82
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,109.20	0.11%	$0.58
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56

SEI Asset Allocation Trust / Annual Report / March 31, 2013	59

SEI ASSET ALLOCATION TRUST — March 31, 2013

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,090.60	0.11%	$0.57
Class D	1,000.00	1,086.80	0.86	4.47
Class I	1,000.00	1,088.90	0.36	1.87
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Class D	1,000.00	1,020.64	0.86	4.33
Class I	1,000.00	1,023.14	0.36	1.82
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,108.70	0.11%	$0.58
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,053.80	0.11%	$0.56
Class I	1,000.00	1,052.40	0.36	1.84
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Class I	1,000.00	1,023.14	0.36	1.82
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,108.30	0.11%	$0.58
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,064.80	0.11%	$0.57
Class D	1,000.00	1,060.00	0.86	4.42
Class I	1,000.00	1,063.40	0.36	1.85
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56
Class D	1,000.00	1,020.64	0.86	4.33
Class I	1,000.00	1,023.14	0.36	1.82
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,108.30	0.11%	$0.58
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

60	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Asset Allocation Trust (the ‘‘Trust’’) and SEI Investments Management Corporation (‘‘SIMC’’) have entered into an investment advisory agreement (the ‘‘Advisory Agreement’’). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a ‘‘Fund’’ and, collectively, the ‘‘Funds’’).

The Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) requires that the initial approval of, as well as the continuation of, the Funds’ Advisory Agreement must be specifically approved: (i) by the vote of the Trust’s Board of Trustees (the ‘‘Board’’) or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or ‘‘interested persons’’ of any party (the ‘‘Independent Trustees’’), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds a meeting each year that is dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for this meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, at various times during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds in addition to the fees it charges to the underlying mutual funds in which the Funds invest and compared with the fees it charges to other multi-asset class mutual funds managed by SIMC; (vi) the Funds’ overall fees and operating expenses (including the fees and operating expenses of the underlying mutual funds in which the Funds invest compared with similar mutual funds); (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance systems; (ix) SIMC’s policies on and compliance procedures for personal securities transactions; (x) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; (xi) the performance of the Funds; and (xii) the Funds’ performance of the underlying mutual funds in which the Funds invest compared with similar mutual funds.

At the March 26-27, 2013 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment adviser for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

•	the Funds’ investment performance and how the performance of the underlying mutual funds in which the Funds invest compared to that of other comparable mutual funds;

SEI Asset Allocation Trust / Annual Report / March 31, 2013	61

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited) (Concluded)

•

the Funds’ expenses under the Advisory Agreement (including the fees and operating expenses of the underlying mutual funds in which the Funds invest and how those expenses compared to those of other comparable mutual funds);

•	the profitability of SIMC and its affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and its affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered the performance of the underlying mutual funds in which the Funds invest relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratio (including the fees and operating expenses of the underlying mutual funds in which the Funds invest in comparison to those of other comparable mutual funds). Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, had maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

62	SEI Asset Allocation Trust / Annual Report / March 31, 2013

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2013 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2013 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2013, the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)
Defensive Strategy Fund	0%	100%	100%	6%	8%	7%
Defensive Strategy
Allocation Fund	0%	100%	100%	27%	27%	0%
Conservative Strategy Fund	0%	100%	100%	10%	14%	5%
Conservative Strategy
Allocation Fund	0%	100%	100%	35%	35%	0%
Moderate Strategy Fund	0%	100%	100%	17%	20%	4%
Moderate Strategy
Allocation Fund	0%	100%	100%	47%	53%	0%
Aggressive Strategy Fund	0%	100%	100%	74%	84%	0%
Tax-Managed Aggressive
Strategy Fund	0%	100%	100%	43%	59%	0%
Core Market Strategy Fund	0%	100%	100%	26%	31%	3%
Core Market Strategy
Allocation Fund	0%	100%	100%	42%	58%	0%
Market Growth Strategy Fund	0%	100%	100%	42%	50%	2%
Market Growth Strategy
Allocation Fund	0%	100%	100%	42%	55%	0%

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate ‘‘Dividends Received Deduction,’’ and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of ‘‘Qualifying Dividend Income’’ and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)	‘‘U.S. Government Interest’’ represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

SEI Asset Allocation Trust / Annual Report / March 31, 2013	63

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-121 (3/13)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2013 and 2012 as follows:

		Fiscal Year 2013			Fiscal Year 2012
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$119,500	N/A	$0	$115,500	N/A	$0
(b)	Audit-Related Fees(3)	$20,000	$0	$0	$0	$0	$0
(c)	Tax Fees (4)	$0	$8,000	$0	$0	$5,000	$0
(d)	All Other Fees(2)	$0	$236,000	$0	$0	$261,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4 (g)(1) for a description of the services comprising the fees disclosed under this category.
(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.
(4)	Tax fees include amounts related to tax compliance and consulting services.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2013	Fiscal 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2013 and 2012 were $264,000 and $266,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: June 7, 2013

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 7, 2013